Schedule of reconciliation between tax expense and the product (Details) (Parenthetical)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Notes and other explanatory information [abstract]
Tax calculated at tax rate	17.00%	17.00%